Deposits and other borrowings - Summary (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Deposits and other borrowings
Deposits and other borrowings	$ 645,606	$ 626,955	$ 585,401
Deposits and other borrowings, percentage change from prior period	3.00%
Deposits and other borrowings, percentage movement from same period of prior year	10.00%
Australia
Deposits and other borrowings
Deposits and other borrowings	$ 548,351	532,516	501,428
Deposits and other borrowings, percentage change from prior period	3.00%
Deposits and other borrowings, percentage movement from same period of prior year	9.00%
Australia | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	$ 27,048	31,506	26,273
Deposits and other borrowings, percentage change from prior period	(14.00%)
Deposits and other borrowings, percentage movement from same period of prior year	3.00%
Australia | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	$ 54,829	52,819	49,467
Deposits and other borrowings, percentage change from prior period	4.00%
Deposits and other borrowings, percentage movement from same period of prior year	11.00%
Australia | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings	$ 361,609	345,416	315,218
Deposits and other borrowings, percentage change from prior period	5.00%
Deposits and other borrowings, percentage movement from same period of prior year	15.00%
Australia | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	$ 104,865	102,775	110,470
Deposits and other borrowings, percentage change from prior period	2.00%
Deposits and other borrowings, percentage movement from same period of prior year	(5.00%)
New Zealand
Deposits and other borrowings
Deposits and other borrowings	$ 75,622	75,755	71,019
Deposits and other borrowings, percentage movement from same period of prior year	6.00%
New Zealand | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	$ 2,783	3,293	3,020
Deposits and other borrowings, percentage change from prior period	(15.00%)
Deposits and other borrowings, percentage movement from same period of prior year	(8.00%)
New Zealand | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	$ 14,706	14,066	12,588
Deposits and other borrowings, percentage change from prior period	5.00%
Deposits and other borrowings, percentage movement from same period of prior year	17.00%
New Zealand | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings	$ 30,188	31,354	29,022
Deposits and other borrowings, percentage change from prior period	(4.00%)
Deposits and other borrowings, percentage movement from same period of prior year	4.00%
New Zealand | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	$ 27,945	27,042	26,389
Deposits and other borrowings, percentage change from prior period	3.00%
Deposits and other borrowings, percentage movement from same period of prior year	6.00%
Other overseas
Deposits and other borrowings
Deposits and other borrowings	$ 21,633	18,684	12,954
Deposits and other borrowings, percentage change from prior period	16.00%
Deposits and other borrowings, percentage movement from same period of prior year	67.00%
Other overseas | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	$ 14,903	11,839	7,859
Deposits and other borrowings, percentage change from prior period	26.00%
Deposits and other borrowings, percentage movement from same period of prior year	90.00%
Other overseas | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	$ 1,008	919
Deposits and other borrowings, percentage change from prior period	10.00%
Other overseas | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings	$ 1,696	1,751	753
Deposits and other borrowings, percentage change from prior period	(3.00%)
Deposits and other borrowings, percentage movement from same period of prior year	125.00%
Other overseas | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	$ 4,026	$ 4,175	$ 4,342
Deposits and other borrowings, percentage change from prior period	(4.00%)
Deposits and other borrowings, percentage movement from same period of prior year	(7.00%)